Insurance Contracts - Summary of internal credit grades (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reinsurance Premiums Status Of Reinsurer Group [Member]
Disclosure of internal credit grades [line items]
Reinsurance premiums	₩ 18,497	₩ 17,455
Ratio	100.00%	100.00%
Above AA [Member] | Reinsurance Premiums Of Top Five Reinsurers [Member]
Disclosure of internal credit grades [line items]
Reinsurance premiums	₩ 16,955	₩ 16,044
Ratio	91.70%	91.90%
Above AA [Member] | Reinsurance Premiums Status Of Reinsurer Group [Member]
Disclosure of internal credit grades [line items]
Reinsurance premiums	₩ 18,497	₩ 17,455
Ratio	100.00%	100.00%
AA [Member] | Reinsurance Premiums Of Top Five Reinsurers [Member]
Disclosure of internal credit grades [line items]
Reinsurance premiums	₩ 0	₩ 0
Ratio	0.00%	0.00%
AA [Member] | Reinsurance Premiums Status Of Reinsurer Group [Member]
Disclosure of internal credit grades [line items]
Reinsurance premiums	₩ 0	₩ 0
Ratio	0.00%	0.00%
BelowBBB [Member] | Reinsurance Premiums Of Top Five Reinsurers [Member]
Disclosure of internal credit grades [line items]
Reinsurance premiums	₩ 0	₩ 0
Ratio	0.00%	0.00%
BelowBBB [Member] | Reinsurance Premiums Status Of Reinsurer Group [Member]
Disclosure of internal credit grades [line items]
Reinsurance premiums	₩ 0	₩ 0
Ratio	0.00%	0.00%
Others [Member] | Reinsurance Premiums Of Top Five Reinsurers [Member]
Disclosure of internal credit grades [line items]
Reinsurance premiums	₩ 0	₩ 0
Ratio	0.00%	0.00%
Others [Member] | Reinsurance Premiums Status Of Reinsurer Group [Member]
Disclosure of internal credit grades [line items]
Reinsurance premiums	₩ 0	₩ 0
Ratio	0.00%	0.00%